Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Administrative expenses
Depreciation	$ 295,858	$ 353,115	$ 386,845
Consulting	1,362,679	1,159,991	938,569
Directors' fees	243,281	111,625	111,625
Office and general	269,626	185,268	121,757
Shareholder information	687,218	378,177	343,658
Professional fees	1,744,462	1,666,920	845,924
Salaries and benefits	1,285,644	718,669	605,659
Share based payments	4,340,710	236,000	1,598,883
Travel and accommodation	97,694	43,052	24,335
Operating expense	(10,327,172)	(4,852,817)	(4,977,255)
Other income (expenses)
Foreign exchange gain	(620,825)	(207,042)	126,583
Interest, net	(22,398)	(17,784)	(15,518)
Interest accretion	(736,331)	(988,530)	(819,060)
Loss on derivative in gold bullion loans	(800,000)	(1,100,000)	(200,000)
Gain on derivative warrant liabilities	391,000
Change in fair value of convertible debentures	67,000
Accretion on asset retirement obligation	(8,580)	(11,261)	(11,086)
Finance costs	(2,660,510)	(605,775)	(549,213)
Transaction costs on convertible debenture	(1,198,403)
Exploration costs	(299,557)	(190,786)	(22,625)
Interest on leases	(10,058)	(10,248)	(10,034)
Settlement of lawsuit		(154,316)	(95,241)
Loss on disposal of property, plant and equipment			(775)
Loss on shares issued for settlement of debt			(522,226)
Write off of mineral properties and deferred exploration costs		(22,229,752)
Withholding tax costs	4,077	(49,206)	(947)
Net loss	(16,221,757)	(30,417,517)	(7,097,397)
Other comprehensive loss
Foreign currency translation	(882,508)	641,879	1,420,443
Comprehensive loss	(17,104,265)	(29,775,638)	(5,676,954)
Parent	(15,278,608)	(30,298,724)	(6,897,382)
Non-controlling interests	(943,149)	(118,793)	(200,015)
Net loss	(16,221,757)	(30,417,517)	(7,097,397)
Parent	(16,707,136)	(30,064,484)	(6,316,153)
Non-controlling interests	(397,129)	288,846	639,199
Comprehensive income	$ (17,104,265)	$ (29,775,638)	$ (5,676,954)
Loss per share - basic and diluted attributable to Parent (in CAD per share)	$ (0.10)	$ (0.22)	$ (0.06)
Weighted average # of shares outstanding - basic and diluted (in shares)	166,510,691	136,050,492	122,905,190